Data Centre Equipment - Schedule of Data Centre Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 6,415,700
Ending balance	21,598,803	$ 6,415,700
Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	82,284,690	82,284,690
Quebec acquisition	2,322,077
Additions	20,924,181	0
Ending balance	105,530,948	82,284,690
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	75,868,990	72,485,734
Depreciation	8,063,155	3,383,256
Ending balance	$ 83,932,145	$ 75,868,990